Note 15 - Commitments and Contingencies (Details Textual) - USD ($)	Sep. 30, 2022	Apr. 01, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Lessee, Operating Lease, Term of Contract			3 years
Accrued Rent	$ 21,000		$ 42,000	$ 42,000	$ 39,600	$ 38,400
Operating Lease, Monthly Rent Payment Obligation		$ 3,500
Operating Lease, Liability, Total	0		0
Operating Lease, Right-of-Use Asset	$ 0		$ 0
Patents [Member]
Finite-Lived Intangible Asset, Useful Life			20 years
M I T Licensing Agreement [Member]
Contractual Obligation			$ 50,000